SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract Assets
Accounts receivables, unbilled	$ 28,461	$ 15,256
Contract Liabilities
Advances from customers	189,470	134,806
Other current liabilities	35,012	20,917
Contract liability	224,482	$ 155,723
Revenue recognized from beginning balance of contract liabilities	139,387
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Contract Liabilities
Contract liabilities expected to be recognized	$ 224,482
Period for contract liabilities expected to be realized	1 year